GENERAL INFORMATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 28, 2017	Mar. 31, 2023	May 31, 2023	May 31, 2022	Feb. 28, 2023		Feb. 28, 2022	Jul. 25, 2017
Common stock, issued			6,129,670,689		5,848,741,599		4,735,210,360
Cash flow from operating activities			$ 2,991,003	$ 3,621,572	$ 12,577,395		$ 14,825,442
Accumulated deficit			116,808,904		112,253,711	[1]	$ 94,144,254
Working capital			21,819,216		12,610,601
Minimum [Member]
Other cost cutting management estimates			200,000		200,000
Maximum [Member]
Other cost cutting management estimates			$ 300,000		$ 300,000
Common Stock [Member]
Common stock, issued			6,117,570,789		5,836,641,599		4,733,110,360
Purchase of common stock		$ 30,000,000	$ 81,285		$ 447,858		$ 586,692
Robotic Assistance Devices LLC [Member]
Common stock, issued								10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Number of shares isuued under acquisition	2,450

[1]	Derived from audited information